Provisions - Provisions for pensions and similar obligations - Actuarial assumptions (Details) - Defined benefit plans	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumptions
Annual discount rate	6.80%	7.30%
Expected return on plan assets	6.80%	7.30%
Cumulative annual INPC growth	3.50%	3.50%
Annual salary increase rate	4.50%	4.50%
Annual minimum salary increase rate	3.50%	4.00%
Medical cost trend rates	5.00%	5.00%
Retirement age of employees	65 years